Submission	Jul. 24, 2025
Submission [Line Items]
Central Index Key	0001519881
Registrant Name	Ford Credit Auto Lease Two LLC
Registration File Number	333-265473
Form Type	SF-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES